Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liability) asset	$ (125,656)	$ (128,180)	$ (127,534)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(44,029)	(40,491)
Deferred income tax liability	311,499	322,325
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2,121	4,369
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	25,395	27,191
Deferred income tax liability	(1,024)	(654)
Decommissioning and restoration provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	20,454	29,870
Deferred income tax liability	(8,376)	(9,609)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	104,481	93,892
Deferred income tax liability	(71,532)	(58,777)
Share issuance and debt cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	6,283	17,984
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1,195	1,661
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	9,738	(892)
Deferred income tax liability	3,163	(3,647)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	125,638	133,584
Deferred income tax liability	233,730	249,638
Deferred income tax (liability) asset	$ (108,092)	$ (116,054)